UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

DRYDEN SHORT – TERM BOND FUND, INC.

DRYDEN ULTRA SHORT BOND FUND

Schedule of Investments

As Of September 30, 2006 (Unaudited)

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 66.5%

ASSET BACKED SECURITIES 13.7%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(c)	Baa2	5.80%	3/15/12	$900	$905,484
American Express Credit Account Master Trust, Ser. 2004-C, Class C 144A(c)	Baa2	5.83	2/15/12	276	276,778
Countrywide Asset Backed, Ser. 2004-7, Class 2AV3(c)(d)	Aaa	5.86	12/25/34	1,000	1,006,660
Countrywide Asset Backed, Ser. 2006 - S6, Class A1(c)	Aaa	5.44	3/25/34	1,000	1,000,000
First Franklin Mortgage Loan Trust, Ser. 2003-FF5, Class A2(c)(d)	Aaa	5.98	3/25/34	29	28,786
First Franklin Mortgage Loan Trust, Ser. 2006-FF13, Class A2B(c)	Aaa	5.452	10/25/36	1,000	1,000,000
Greenpoint Manufactured Housing, Ser. 2000-6, Class A2(c)	Aaa	5.616		559	558,325
Master Asset Backed Securities Trust, Ser. 2006- WMC3, Class A3 (c)	Aaa	5.43	8/25/36	1,000	1,000,000
MBNA Master Credit Card Trust, Ser. 2000-H, Class C(c)	BBB(b)	6.53	1/15/13	500	515,684
Morgan Stanley Asset Backed Securities Capital I, Ser. 2006- HE6, Class A2B (c)	Aaa	5.43	9/25/36	1,000	1,000,000
Nationstar Home Equity Loan Trust, Ser. 2006 - B, Class AV2 (c)	Aaa	5.46	9/25/36	1,000	1,000,000
Residential Asset Mortgage Products, Inc., Ser. 2006 - RZ4, Class A1 (c)	Aaa	5.42	10/25/36	1,000	1,000,000
Vanderbilt Mortgage Finance, Ser. 2002-B, Class A3	Aaa	4.70	10/07/18	620	615,103

Total asset backed securities					9,906,820

COLLATERALIZED MORTGAGE OBLIGATIONS 5.1%
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1(c)	Aaa	5.66	6/25/28	1,065	1,069,986
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(c)(d)	Aaa	5.634	10/25/28	1,170	1,170,451
Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1(c)	Aaa	6.449	2/25/32	554	552,282
Washington Mutual, Inc., Ser. 2003-AR6, Class A1(c)	Aaa	4.338	6/25/33	878	874,048

Total collateralized mortgage obligations					3,666,767

COMMERCIAL MORTGAGE BACKED SECURITIES 7.3%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A1	AAA(b)	3.411	3/11/41	1,177	1,148,179
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	AAA(b)	7.64	2/15/32	663	676,733
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(b)	6.97	10/18/30	750	771,883
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1	Aaa	2.599	5/15/27	2,767	2,681,844

Total commercial mortgage backed securities					5,278,639

CORPORATE BONDS 20.7%
Airlines 0.1%
Continental Airlines, Inc., Pass - Thru Certs., Ser. 00-2	Baa3	7.487	10/2/10	80	83,600

Automotive 0.3%
Johnson Controls, Inc.(c)	Baa1	5.737	1/17/08	230	230,325

Banking 2.4%
J.P. Morgan Chase & Co., Notes, M.T.N.(c)	Aa3	5.471	6/2/08	1,500	1,501,561
Popular North America Inc., Notes	A3	5.20	12/12/07	230	228,254

					1,729,815

Brokerage 0.6%
Bear Stearns Cos., Inc.	A1	2.875	7/2/08	445	427,962

Cable 0.7%
Cox Communications, Inc.(c)	Baa3	5.94	12/14/07	510	512,451

Capital Goods 0.4%
ERAC USA Finance Co., Gtd. Notes, 144A	Baa1	7.35	6/15/08	300	309,423

Chemicals 1.4%
ICI Wilmington, Inc., Gtd. Notes,	Baa3	4.375	12/1/08	1,000	977,349

Electric 2.2%
Pacific Gas & Electric Co., First Mtge.	Baa1	3.60	3/1/09	500	482,124
PacifiCorp., First Mtge.	A3	4.30	9/15/08	600	591,008
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/1/08	500	491,835

					1,564,967

Energy - Other 2.3%
Conocophil AU Gtd. Notes (c)	A1	5.607	4/9/09	450	450,404
Ocean Energy, Inc., Gtd. Notes	Baa3	4.375	10/1/07	1,240	1,227,819

					1,678,223

Foods 3.2%
Cargill, Inc., 144A	A2	3.625	3/4/09	580	559,757
Diageo Capital Plc , Notes (United Kingdom)	A3	3.50	11/19/07	1,000	980,406
Fred Meyer, Inc.	Baa2	7.45	3/1/08	250	256,641
Miller Brewing Co., 144A	Baa1	4.25	8/15/08	500	490,169

					2,286,973

Health Care & Pharmaceutical 0.6%
Hospira, Inc., Notes	Baa3	4.95	6/15/09	190	187,996
Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	270	261,999

					449,995

Insurance 0.5%
Hartford Financial Services Group	A2	5.55	8/16/08	350	351,756

Lodging 1.3%
Carnival Corp., Gtd. Notes (Panama)	A3	3.75	11/15/07	1,000	981,906

Media & Entertainment 0.6%
Chancellor Media Corp.	Baa3	8.00	11/1/08	420	439,151

Oil & Gas Exploration/Production 0.4%
Anadarko Petroleum Corp. (c)	Baa2	5.79	9/15/09	290	290,354

Pipelines & Other 1.6%
Atmos Energy Corp.(c)	Baa3	5.882	10/15/07	560	560,225
Enterprise Products Operating LP, Sr. Notes	Baa3	4.00	10/15/07	300	295,438
Oneok, Inc., Sr. Unsecured Notes	Baa2	5.51	2/16/08	320	320,122

					1,175,785

Railroads 0.6%
Union Pacific Corp., Notes	Baa2	5.75	10/15/07	400	400,675

Real Estate Investment Trust 0.3%
Mack-Cali Realty LP, Notes	Baa2	7.25	3/15/09	189	196,126

Technology 0.4%
Motorola, Inc., Notes	Baa2	4.608	11/16/07	310	307,620

Telecommunications 0.8%
Deutsche Telekom International Fin.	A3	8.00	6/15/10	305	332,723
Telecom Italia Capital (Luxembourg)	Baa2	4.00	11/15/08	250	242,508

					575,231

Total corporate bonds					14,969,687

MORTGAGE BACKED SECURITIES 19.1%
Federal National Mortgage Association		4.00	7/1/10	2,565	2,480,082
Federal National Mortgage Association(c)		4.457	2/1/33	1,699	1,714,354
Federal National Mortgage Association(c)		4.526	3/1/33	1,946	1,939,886
Federal National Mortgage Association(c)		4.715	12/1/32	738	744,566
Federal National Mortgage Association(c)		4.955	12/1/32	770	767,163
Federal National Mortgage Association		4.968	7/1/33	1,097	1,094,539
Federal National Mortgage Association		6.50	6/1/16	296	302,384
Government National Mortgage Association		5.50	5/15/33	2,115	2,102,904
Government National Mortgage Association		7.00	7/15/33	242	250,179
Government National Mortgage Association		6.00	10/15/33- 11/15/34	2,332	2,363,312

Total mortgage backed securities					13,759,369

U. S. GOVERNMENT SECURITIES 0.6%
United States Treasury Notes		4.625	8/31/11	465	465,509

Total long-term investments (cost $49,001,098)					48,046,791

SHORT-TERM INVESTMENTS 34.9%
CORPORATE BONDS 26.0%
Airlines 2.0%
Southwest Airlines Co., Pass-Thru Certs., Ser. 01-1(a)	Aa2	5.496	11/1/06	1,470	1,470,133

Automotive 0.7%
DaimlerChrysler North America Holding, Inc., M.T.N.(c)	Baa1	5.87	9/10/07	500	501,084

Building Materials & Construction 1.2%
Masco Corp., 144A(c)	Baa1	5.64	3/9/07	900	900,658

Capital Goods 2.7%
Cooper Cameron Corp., Sr. Notes	Baa1	2.65	4/15/07	970	955,406
Waste Management, Inc., Notes	Baa3	7.00	10/15/06	1,000	1,000,516

					1,955,922

Chemicals 0.7%
Potash Corp. of Saskatchewan, Inc., Notes (Canada)	Baa1	7.125	6/15/07	500	505,875

Electric 2.9%
Dominion Resources, Inc., Notes	Baa2	3.66	11/15/06	550	548,762
Duke Capital LLC, Sr. Notes	Baa2	4.331	11/16/06	300	299,503
FirstEnergy Corp., Ser. A, Notes	Baa3	5.50	11/15/06	755	754,856
FPL Group Capital, Inc., Notes	A2	4.086	2/16/07	500	497,588

					2,100,709

Energy - Other 1.0%
Burlington Resources Finance Co., Gtd. Notes	A2	5.60	12/1/06	690	690,170

Foods 1.7%
Kraft Foods, Inc., Notes	A3	4.625	11/1/06	750	749,430
Tyson Foods, Inc., Sr. Notes	Ba2	7.25	10/1/06	505	505,013

					1,254,443

Gaming 1.2%
Harrah’s Operating, Inc., Gtd. Notes	Baa3	7.125	6/1/07	850	856,262

Health Care & Pharmaceutical 0.5%
Anthem, Inc., Notes	Baa1	3.50	9/1/07	400	392,636

Lodging 0.5%
P & O Princess, Notes (United Kingdom)	A3	7.30	6/1/07	330	333,541

Media & Entertainment 1.4%
Clear Channel Communications, Inc., Sr. Notes	Baa3	6.00	11/1/06	1,000	1,000,256

Pipelines & Other 0.7%
Panhandle Eastern Pipe Line Co., Sr. Notes	Baa3	2.75	3/15/07	500	493,897

Railroads 1.2%
CSX Corp., Notes	Baa2	7.45	5/1/07	865	874,610

Real Estate Investment Trust 1.9%
Archstone-Smith Trust, Notes	Baa1	5.00	8/15/07	845	841,564
Shurgard Storage Centers, Inc., Notes	A3	7.625	4/25/07	500	502,538

					1,344,102

Retail 0.9%
May Department Stores Co., Notes	Baa1	3.95	7/15/07	685	675,824

Telecommunications 4.8%
Telus Corp., Notes (Canada)	Baa2	7.50	6/1/07	1,215	1,230,848
Verizon Global Funding Corp., Notes	A3	6.125	6/15/07	1,000	1,004,806
Verizon Wireless Capital LLC, Notes	A2	5.375	12/15/06	1,200	1,199,571

					3,435,225

Total corporate bonds (cost $19,054,079)					18,785,347

	Shares
Affiliated Money Market Mutual Fund 8.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $6,419,744)(e)	6,419,744	6,419,744

Total short-term investments (cost $25,473,823)		25,205,091

Total Investments 101.4% (cost $74,474,921)(f)		73,251,882

Liabilities in excess of other assets (g)(1.4%)		(1,052,722)

Net Assets 100.0%		$72,199,160

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at September 30, 2006.
(d)	Indicates a security that has been deemed illiquid
(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2006 were as follows :

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$ 74,474,921	$33,979	$(1,257,018)	$(1,223,039)

(g)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Open future contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Depreciation
Short Positions:
57	U.S. Treasury 2 Yr. Notes	Dec. 2006	$11,631,458	$11,656,500	$(25,042)
42	U.S. Treasury 5 Yr. Notes	Dec. 2006	4,407,954	4,431,656	(23,702)

					$(48,744)

The following abbreviations are used in the portfolio descriptions:

M.T. N. – Medium Term Note

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Schedule of Investments

as of September 30, 2006 (Unaudited)

	Moody’s Rating*	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 85.4%
Asset Backed Securities 0.4%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A	Baa2	5.80	%(b)	3/15/12	$430	$432,620
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A	Baa2	5.83	(b)	2/15/12	306	306,433
First Franklin NIM Trust, Series 2006-FF4N, Class N1, 144A	A(c)	5.50		3/25/36	340	339,319
Household Mortgage Loan Trust, Ser. 2004-HC1, Class M	Aa2	5.83	(b)	2/20/34	58	58,210

Total Asset Backed Securities						1,136,582

Commercial Mortgage Backed Securities 8.5%
Banc of America Commercial Mortgage Inc., Ser. 2004-4, Class A3	AAA(c)	4.128		7/10/42	2,800	2,725,664
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2004-T14, Class A2	Aaa	4.17		1/12/41	850	831,875
Deutsche Mortgage and Asset Receiving Corp., Ser. 1998-C1, Class B	Aaa	6.664		6/15/31	570	578,258
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.62		6/10/33	900	967,841
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853		7/10/45	1,575	1,559,473
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207		12/10/41	1,000	974,117
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285		7/05/35	2,500	2,389,449
GS Mortgage Secs. Corp. II, Ser. 1998-C1, Class B	AAA(c)	6.97		10/18/30	1,650	1,698,143
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128		1/12/38	1,550	1,508,724
JP Morgan Chase Commercial Mortgage Securites Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851		8/15/42	1,800	1,779,556
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885		9/15/30	1,800	1,786,416
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.96		7/12/38	1,800	1,787,500
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809		1/14/42	1,900	1,882,595
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168		2/13/10	3,353	3,393,073

Total Commercial Mortgage Backed Securities						23,862,684

CORPORATE BONDS 76.2%
Aerospace/Defense 1.1%

BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.75		8/15/10	820	798,731
Northrop Grumman Corp., Gtd. Notes	Baa2	7.125		2/15/11	340	364,058
Raytheon Co.	Baa2	6.00		12/15/10	482	494,715
Raytheon Co.	Baa2	6.15		11/01/08	463	470,987
Raytheon Co., Senior Notes	Baa2	6.55		3/15/10	800	831,951

						2,960,442

Airlines 0.1%

Continental Airlines, Inc.	Baa3	7.487	4/02/12	360	376,200

Automotive 2.3%

DaimlerChrysler North America Holding Corp. M.T.N.	Baa1	5.75	9/08/11	1,155	1,149,570
DaimlerChrysler North America Holding, Inc.	Baa1	4.05	6/04/08	3,315	3,237,127
DaimlerChrysler North America Holding, Inc.	Baa1	4.875	6/15/10	260	252,617
Equus Cayman Finance Ltd., Notes (Cayman Islands), 144A	Baa3	5.50	9/12/08	500	497,996
Johnson Controls, Inc.	Baa1	5.25	1/15/11	1,195	1,183,190

					6,320,500

Banking 6.2%

Bank of America Corp.	Aa2	5.375	8/15/11	1,340	1,351,713
Bank of America Corp., Sub. Notes	Aa2	4.50	8/01/10	1,400	1,369,838
Bank of America Corp., Sub. Notes	Aa3	7.80	2/15/10	1,000	1,079,640
Citigroup, Inc., Senior Notes	Aa1	4.125	2/22/10	1,185	1,149,455
Credit Suisse First Boston	Aa3	4.875	8/15/10	1,615	1,595,911
HSBC Bank USA, Sr. Notes	Aa2	3.875	9/15/09	1,775	1,716,895
HSBC Finance Corp.	Aa3	4.75	5/15/09- 4/15/10	2,365	2,338,197
HSBC Finance Corp., M.T.N.	Aa3	4.125	3/11/08	805	793,142
ICICI Bank, Ltd., Notes (Singapore), 144A	Baa2	5.75	11/16/10	440	438,870
JP Morgan Chase & Co.	Aa3	5.60	6/01/11	1,525	1,550,641
JP Morgan Chase & Co., Sub. Notes	A1	6.75	2/01/11	500	528,765
MBNA America Bank	Aa1	4.625	8/03/09	445	439,243
PNC Funding Corp.	A3	6.125	2/15/09	400	408,483
Popular North America, Inc., Notes	A3	5.20	12/12/07	670	664,913
Wells Fargo & Co., Senior Notes	Aa1	4.20	1/15/10	1,815	1,763,303

					17,189,009

Brokerage 5.2%

Bear Stearns Cos., Inc.	A1	5.50	8/15/11	645	649,735
Goldman Sachs Group, Inc.	Aa3	4.125	1/15/08	160	157,962
Goldman Sachs Group, Inc.	Aa3	5.00	1/15/11	2,370	2,343,726
Goldman Sachs Group, Inc.	Aa3	6.60	1/15/12	800	844,153
Lehman Brothers Holdings, Inc.	A1	3.95	11/10/09	1,955	1,887,695
Lehman Brothers Holdings, Inc.	A1	4.25	1/27/10	435	422,371
Merrill Lynch & Co., Inc., Notes	Aa3	4.25	2/08/10	4,055	3,938,768
Morgan Stanley Dean Witter	Aa3	3.875	1/15/09	1,080	1,051,045
Morgan Stanley Dean Witter	Aa3	4.00	1/15/10	1,160	1,119,438
Morgan Stanley Dean Witter	Aa3	5.625	1/09/12	2,000	2,025,914

					14,440,807

Building Materials & Construction 1.7%

American Standard, Inc.	Baa3	8.25		6/01/09	280	298,085
American Standard, Inc., Gtd. Notes	Baa3	7.625		2/15/10	160	168,830
CRH America, Inc.	Baa1	5.625		9/30/11	570	570,571
DR Horton, Inc.	Baa3	5.00		1/15/09	1,000	983,168
Hanson PLC, Sr. Unsub. (United Kingdom)	Baa1	7.875		9/27/10	620	667,640
Lafarge SA. (France)	Baa2	6.15		7/15/11	700	715,028
RPM International, Inc., Senior Notes	Baa3	4.45		10/15/09	830	802,517
Ryland Group, Inc., Senior Notes	Baa3	5.375		6/01/08	500	496,109

						4,701,948

Cable 2.2%

Comcast Cable Communications, Inc.	Baa2	6.20		11/15/08	800	815,653
Comcast Cable Communications, Inc., Senior Notes	Baa2	6.75		1/30/11	700	735,405
Comcast Corp.	Baa2	5.45		11/15/10	1,145	1,149,566
Cox Communications, Inc.	Baa3	3.875		10/01/08	585	566,982
Cox Communications, Inc.	Baa3	4.625		1/15/10	725	705,213
Cox Communications, Inc.	Baa3	5.94		12/14/07	830	833,989
Cox Communications, Inc.	Baa3	6.75		3/15/11	390	406,181
Cox Communications, Inc.	Baa3	7.875		8/15/09	290	307,503
Cox Enterprises, 144A	Baa3	4.375		5/01/08	825	809,497

						6,329,989

Capital Goods 3.7%

Caterpillar Financial Services Corp.	A2	4.30		6/01/10	1,075	1,043,994
ERAC USA Finance Co., 144A	Baa1	5.65	(b)	8/28/09	610	610,668
ERAC USA Finance Co., 144A	Baa1	7.35		6/15/08	830	856,069
ERAC USA Finance Co., 144A	Baa1	8.00		1/15/11	180	196,995
ERAC USA Finance Co., Gtd. Notes, 144A	Baa1	5.30		11/15/08	185	184,336
FedEx Corp.	Baa2	3.50		4/01/09	1,000	959,414
Honeywell International, Inc.	A2	7.50		3/01/10	220	235,933
John Deere Capital Corp., M.T.N.	A3	4.125		1/15/10	1,200	1,161,810
Steelcase, Inc.	Ba1	6.50		8/15/11	1,000	1,016,490
Textron Financial Corp.	A3	4.60		5/03/10	895	875,778
Tyco International Group SA (Luxembourg)	Baa3	6.125		1/15/09	185	188,243
Tyco International Group SA (Luxembourg), Gtd. Notes	Baa3	6.75		2/15/11	830	876,603
United Technologies Corp., Senior Notes	A2	4.375		5/01/10	1,550	1,513,793
Waste Management, Inc., Senior Notes	Baa3	6.50		11/15/08	540	552,928

						10,273,054

Chemicals 1.6%

Dow Chemical Co.	A3	5.00		11/15/07	400	398,559
ICI Wilmington, Inc., Gtd. Notes	Baa3	4.375		12/01/08	1,300	1,270,553
Lubrizol Corp., Notes	Baa3	5.875		12/01/08	1,000	1,008,679
Lubrizol Corp., Senior Notes	Baa3	4.625		10/01/09	900	882,893
Union Carbide Corp.	Ba2	6.70		4/01/09	800	808,934

						4,369,618

Consumer 0.3%

Fortune Brands Inc.	Baa2	5.125		1/15/11	555	545,040
Whirlpool Corp.	Baa2	6.125		6/15/11	415	422,482

						967,522

Electrical Utilities 5.5%

Alabama Power Co., Series HH	A2	5.10	2/01/11	835	831,135
Appalachian Power Co.	Baa2	3.60	5/15/08	750	729,717
Appalachian Power Co., Senior Notes	Baa2	4.40	6/01/10	1,000	965,564
Arizona Public Service Co.	Baa2	6.375	10/15/11	565	581,488
Consolidated Edison Co. of New York, Inc., Senior Notes	A1	4.70	6/15/09	660	652,448
Consumers Energy Co.	Baa2	4.25	4/15/08	1,000	982,459
Consumers Energy Co.	Baa2	4.40	8/15/09	710	691,039
Dominion Resources, Inc.	Baa2	4.75	12/15/10	1,170	1,140,875
Dominion Resources, Inc.	Baa2	5.687	5/15/08	510	512,086
East Coast Power LLC, Senior Notes	Baa3	6.737	3/31/08	159	160,381
Empresa Nacional de Electricidad S.A., Bonds, Ser. B (Chile)	Ba1	8.50	4/01/09	460	489,754
FirstEnergy Corp., Notes, Ser. B	Baa3	6.45	11/15/11	550	573,747
FPL Group Capital, Inc.	A2	5.551	2/16/08	1,050	1,051,726
FPL Group Capital, Inc.	A2	5.625	9/01/11	275	278,224
Pacific Gas & Electric Co.	Baa1	3.60	3/01/09	1,200	1,157,098
Pacific Gas & Electric Co.	Baa1	4.20	3/01/11	505	484,371
PacifiCorp., First Mortgage	A3	4.30	9/15/08	1,000	985,014
Progress Energy, Inc., Senior Notes	A2	4.50	6/01/10	705	687,585
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	1,100	1,082,037
Puget Energy, Inc.	Baa2	3.363	6/01/08	750	725,343
Xcel Energy, Inc., Senior Notes	Baa1	3.40	7/01/08	620	599,425

					15,361,516

Energy – Integrated 0.9%

Burlington Resources Finance Co. (Canada)	A2	6.40	8/15/11	470	493,721
ConocoPhillips Co., Notes	A1	8.75	5/25/10	1,060	1,183,756
TNK-BP Finance SA, (Luxembourg), 144A	Baa2	6.875	7/18/11	750	767,525

					2,445,002

Energy – Other 0.8%

Anadarko Petroleum Corp.	Baa2	5.79	9/15/09	1,100	1,101,341
Delek & Avner Yam Tethys Ltd. (Israel), 144 A (cost: $430,150; purchased: 2/28/05)(e)	Baa3	5.326	8/01/13	411	401,668
Valero Energy Corp., Senior Notes	Baa3	3.50	4/01/09	1,000	958,269

					2,461,278

Food & Beverage 4.6%

Anheuser-Busch Cos., Inc.	A1	5.125	10/01/08	143	142,961
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,500	1,465,065
Cadbury Schweppes US Finance LLC. Notes, 144A	Baa2	3.875	10/01/08	895	870,544
Cargill, Inc., Notes, 144A	A2	3.625	3/04/09	500	482,550
Diageo Capital PLC (United Kingdom)	A3	4.375	5/03/10	275	266,668
Diageo Capital PLC (United Kingdom)	A3	5.125	1/30/12	505	500,142
Fred Meyer, Inc.	Baa2	7.45	3/01/08	1,600	1,642,504
HJ Heinz Co., Notes, 144A	Baa1	6.428	12/01/20	530	540,939

Kellogg Co., Notes, Ser. B	A3	6.60	4/01/11	805	846,996
Kraft Foods, Inc.	A3	4.00	10/01/08	1,175	1,147,145
Miller Brewing Co., 144A	Baa1	4.25	8/15/08	1,000	980,338
Pepsi Americas, Inc.	Baa1	5.625	5/31/11	285	288,051
SABmiller Plc., 144A (United Kingdom)	Baa1	6.20	7/01/11	650	667,069
Safeway, Inc.	Baa2	4.125	11/01/08	520	506,111
Safeway, Inc.	Baa2	4.95	8/16/10	780	762,711
Tricon Global Restaurants, Inc., Senior Notes	Baa2	7.65	5/15/08	500	517,984
Whitman Corp.	Baa1	6.375	5/01/09	895	914,961
Yum! Brands, Inc., Sr. Notes	Baa2	8.875	4/15/11	330	373,133

					12,915,872

Foreign Government Bond 1.7%

Export-Import Bank of Korea (The) (South Korea), 144A	A3	4.125	2/10/09	1,530	1,490,053
Korea Development Bank, Notes (South Korea)	A3	4.750	7/20/09	1,210	1,192,555
Pemex Project Funding Master Trust (Mexico)	Baa1	8.50	2/15/08	750	776,625
Pemex Project Funding Master Trust (Mexico)	Baa1	7.875	2/01/09	1,070	1,120,290
Pemex Project Funding Master Trust (Mexico)	Baa1	9.125	10/13/10	205	229,498

					4,809,021

Gaming 0.7%

Intl. Speedway Corp.	Baa2	4.20	4/15/09	1,250	1,214,017
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00	10/01/09	700	691,250

					1,905,267

Health Care & Pharmaceutical 5.3%

Abbott Laboratories	A1	5.60	5/15/11	1,400	1,424,916
Aetna, Inc.	A3	5.75	6/15/11	1,290	1,310,937
Baxter Finco BV (Netherlands)	Baa1	4.75	10/15/10	830	815,380
Baxter International, Inc., Senior Unsec.Notes	Baa1	5.196	2/16/08	720	717,428
Boston Scientific Corp.	Baa3	6.00	6/15/11	1,320	1,327,879
Genentech, Inc.	A1	4.40	7/15/10	1,500	1,463,493
Hospira, Inc., Notes	Baa3	4.95	6/15/09	670	662,934
Medtronic, Inc., Ser. B, Sr. Notes	A1	4.375	9/15/10	1,100	1,069,076
Quest Diagnostics, Inc.	Baa2	5.125	11/01/10	535	529,659
United Healthcare	A2	5.25	3/15/11	1,500	1,497,601
Wellpoint, Inc.	Baa1	5.00	1/15/11	1,330	1,312,291
Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	1,000	970,367
Wyeth	Baa1	4.375	3/01/08	730	720,541
Wyeth	Baa1	6.95	3/15/11	1,125	1,196,273

					15,018,775

Insurance 2.5%

American International Group., Inc.	Aa2	4.70	10/01/10	2,000	1,967,154
Chubb Corp.	A2	5.472	8/16/08	1,370	1,373,230
Hartford Financial Services Group., Inc.	A2	5.25	10/15/11	405	404,636
ING Security Life Institutional Funding, 144A	Aa3	4.25	1/15/10	1,100	1,073,485
Marsh & McLennan Cos., Inc.	Baa2	3.625	2/15/08	500	487,179
Principal Life Income Funding Trust	Aa2	5.20	11/15/10	740	739,538
Progressive Corp. (The)	A1	6.375	1/15/12	875	916,698

					6,961,920

Lodging 0.8%

Carnival Corp., Gtd. Notes (Panama)	A3	3.75		11/15/07	1,155	1,134,102
Royal Caribbean Cruises Ltd., Senior Notes (Liberia)	Ba1	8.00		5/15/10	1,000	1,059,730

						2,193,832
Media & Entertainment 2.2%

AMFM, Inc.	Baa3	8.00		11/01/08	820	857,390
Clear Channel Communications., Inc,	Baa3	4.40		5/15/11	400	372,240
News America Holdings, Inc.	Baa2	7.375		10/17/08	875	908,832
Time Warner, Inc., Gtd. Notes	Baa2	6.75		4/15/11	1,375	1,438,086
Viacom Inc.	Baa3	6.625		5/15/11	810	841,620
Viacom Inc., 144A	Baa3	5.75		4/30/11	930	928,146
Walt Disney Co.	A3	5.70		7/15/11	830	845,542

						6,191,856

Metals 0.6%

Alcan Aluminum Ltd. (Canada)	Baa1	6.25		11/01/08	815	829,360
BHP Billiton Finance USA Ltd. (Australia)	A1	5.00		12/15/10	825	818,753

						1,648,113

Non Captive Finance 6.9%

American Express Credit Corp.	Aa3	5.00		12/02/10	1,100	1,096,241
Berkshire Hathaway Finance Corp.	Aaa	4.125		1/15/10	1,100	1,068,683
Capital One Bank	A3	4.25		12/01/08	690	674,953
Capital One Financial Corp.	Baa1	5.70		9/15/11	230	231,620
CIT Group, Inc.	A2	5.60		4/27/11	1,095	1,105,261
CIT Group, Inc., Senior Notes	A2	4.25		2/01/10	555	538,087
CIT Group, Inc., Senior Notes	A2	5.50		11/30/07	2,285	2,291,265
Countrywide Home Loans, Inc.	A3	4.125		9/15/09	500	484,372
Countrywide Home Loans, Inc.	A3	4.25		12/19/07	1,930	1,906,462
General Electric Capital Corp.	Aaa	5.50		4/28/11	1,605	1,626,974
General Electric Capital Corp., Notes Ser. M.T.N.	Aaa	4.875		10/21/10	2,325	2,303,979
Household Finance Corp.	Aa3	4.125		11/16/09	1,300	1,260,723
International Lease Finance Corp.	A1	4.50		5/01/08	660	651,699
International Lease Finance Corp.	A1	4.75		7/01/09	700	690,686
International Lease Finance Corp.	A1	5.75		6/15/11	600	611,096
International Lease Finance Corp., Senior Notes	A1	5.00		4/15/10	860	848,098
International Lease Finance Corp., Unsub.	A1	3.50		4/01/09	30	28,769
Residential Capital Corp.	Baa3	6.00		2/22/11	870	868,939
Residential Capital Corp., Senior Unsec. Notes	Baa3	6.375		6/30/10	1,010	1,021,896

						19,309,803

Non-Corporate 0.5%

Mexico Government International Bond (Mexico)	Baa1	6.20	(b)	1/13/09	1,355	1,369,228

Paper 0.5%

International Paper Co.	Baa3	4.25		1/15/09	740	723,086
Weyerhaeuser Co.	Baa2	5.95		11/01/08	640	647,130

						1,370,216

Pipelines & Other 2.3%

Atmos Energy Corp.	Baa3	5.882	(b)	10/15/07	790	790,317
Atmos Energy Corp., Notes	Baa3	4.00		10/15/09	620	594,069
Duke Energy Field Services LLC, Notes	Baa2	7.875		8/16/10	1,315	1,423,325
Enterprise Products Operating LP, Senior Notes	Baa3	4.00		10/15/07	750	738,595
Enterprise Products Operating LP, Senior Notes	Baa3	4.625		10/15/09	720	703,724
Kinder Morgan Finance (Canada)	Baa2	5.35		1/05/11	680	661,350
ONEOK Partners LP	Baa2	5.90		4/01/12	600	604,772
Oneok, Inc., Senior Unsec. Notes	Baa2	5.51		2/16/08	880	880,336

						6,396,488

Railroads 2.0%

Burlington Northern Santa Fe Corp.	Baa1	5.90		7/01/12	445	457,918
Burlington Northern Santa Fe Corp.	Baa1	6.75		7/15/11	705	747,904
Canadian National Railway Co. (Canada)	A3	4.25		8/01/09	720	702,069
CSX Corp.	Baa2	4.875		11/01/09	300	296,603
CSX Corp.	Baa2	6.75		3/15/11	315	332,364
Norfolk Southern Corp.	Baa1	8.625		5/15/10	845	938,940
Union Pacific Corp.	Baa2	5.75		10/15/07	700	701,182
Union Pacific Corp.	Baa2	6.65		1/15/11	500	525,280
Union Pacific Corp., M.T.N.	Baa2	6.79		11/09/07	1,000	1,012,471

						5,714,731

Real Estate Investment Trust 3.3%

AvalonBay Communities, Inc.	Baa1	5.50		1/15/12	590	593,046
Brandywine Operating Partners	Baa3	5.75		4/01/12	585	588,550
BRE Properties, Inc., Senior Notes	Baa2	4.875		5/15/10	700	689,053
Duke Realty LP	Baa1	3.50		11/01/07	800	783,546
Duke Realty LP	Baa1	5.625		8/15/11	440	442,923
EOP Operating LP	Baa2	4.65		10/01/10	575	557,874
EOP Operating LP	Baa2	6.80		1/15/09	1,000	1,030,011
EOP Operating LP, Senior Notes	Baa2	6.75		2/15/08	700	712,031
Equity One, Inc., Gtd. Notes	Baa3	3.875		4/15/09	500	480,338
ERP Operating LP	Baa1	4.75		6/15/09	650	640,873
Mack-Cali Realty LP, Notes	Baa2	7.25		3/15/09	785	814,598
Nationwide Health Properities, Inc.	Baa3	6.50		7/15/11	240	245,415
Simon Property Group LP	Baa1	4.60		6/15/10	1,100	1,073,423
Simon Property Group LP	Baa1	5.60		9/01/11	365	367,718
Simon Property Group LP	Baa1	5.75		5/01/12	390	395,600

						9,414,999

Retail 1.0%

Federated Department Stores, Inc., Senior Notes	Baa1	6.625	9/01/08	1,300	1,325,784
JC Penney Co., Inc.	Baa3	7.375	8/15/08	300	309,810
JC Penney Co., Inc., Senior Unsec’d. Notes	Baa3	8.00	3/01/10	985	1,059,512

					2,695,106

Retailers 0.4%

CVS Corp.	Baa2	5.75	8/15/11	1,160	1,175,100

Sovereign 1.1%

Republic of South Africa (South Africa)	Baa1	9.125	5/19/09	700	760,375
United Mexican States (Mexico)	Baa1	9.875	2/01/10	2,225	2,538,725

					3,299,100

Technology 2.1%

Cisco Systems, Inc.	A1	5.25	2/22/11	610	612,567
Equifax, Inc., Notes	Baa1	4.95	11/01/07	290	287,714
First Data Corp., M.T.N.	A2	6.375	12/15/07	275	277,280
First Data Corp., Senior Notes	A2	4.50	6/15/10	1,000	976,469
Fiserv, Inc.	Baa2	4.00	4/15/08	650	634,538
Jabil Circuit, Inc., Senior Notes	Baa3	5.875	7/15/10	785	792,075
Motorola, Inc., Notes	Baa2	4.608	11/16/07	750	744,242
Motorola, Inc., Senior Notes	Baa2	8.00	11/01/11	425	474,273
Oracle Corp.	A3	5.00	1/15/11	1,135	1,124,157

					5,923,315

Telecommunications 6.1%

AT&T Corp., Senior Notes	A2	7.30	11/15/11	325	352,262
BellSouth Corp., Notes	A2	4.20	9/15/09	1,545	1,498,451
Cingular Wireless Services, Inc., Notes	Baa1	8.125	5/01/12	415	467,115
Deutsche Telekom International Finance (Netherlands)	A3	8.00	6/15/10	2,495	2,721,780
GTE Corp.	Baa1	7.51	4/01/09	820	860,472
Koninklijke (Royal) KPN NV, Senior Unsub. Notes (Netherlands)	Baa2	8.00	10/01/10	575	621,217
SBC Communications, Inc.	A2	4.125	9/15/09	1,250	1,210,474
Sprint Capital Corp.	Baa3	6.125	11/15/08	750	760,986
Sprint Capital Corp.	Baa3	6.375	5/01/09	590	604,237
Telecom Italia Capital SA (Luxembourg)	Baa2	4.00	11/15/08	1,500	1,455,048
Telecom Italia Capital SA (Luxembourg)	Baa2	4.00	1/15/10	650	615,882
Telecom Italia Capital SA (Luxembourg)	Baa2	6.20	7/18/11	720	728,550
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.75	9/15/10	2,265	2,445,268
Verizon Global Funding Corp.	A3	5.35	2/15/11	500	501,334
Verizon Global Funding Corp.	A3	7.25	12/01/10	725	777,657
Vodafone Group PLC, (United Kingdom)	A3	5.50	6/15/11	630	631,519
Vodafone Group PLC, Senior Notes (United Kingdom)	A3	7.75	2/15/10	750	804,221

					17,056,473

Tobacco
Altria Group, Inc.	Baa2	5.625		11/04/08	30	30,227

Total Corporate Bonds						213,596,327

U.S TREASURY SECURITIES 0.3%
United States Treasury Notes		4.625		8/31/11	870	870,952

Total long-term investments (cost $242,441,277)						239,466,545

SHORT-TERM INVESTMENTS 13.8%

Asset Backed Securities

Marlin Leasing Receivables LLC., Ser. 2004-1A, Class A3, 144A	Aaa	3.36		6/15/07	20	19,564

CORPORATE BONDS 13.5%

Automotive 1.5%

General Motors Acceptance Corp., Notes(a)	Ba1	6.125		2/01/07	3,205	3,200,647
DaimlerChrysler North America Holding, Inc., M.T.N.	Baa1	5.87	(b)	9/10/07	980	982,125

						4,182,772

Building Materials & Construction 0.3%

Masco Corp., 144A(b)	Baa1	5.64		3/09/07	810	810,592

Cable 0.2%

Comcast Cable Communications, Inc.	Baa2	8.375		5/01/07	670	681,361

Capital Goods 0.3%

Cooper Cameron Corp., Senior Notes	Baa1	2.65		4/15/07	830	817,512

Chemicals 0.2%

Potash Corp. of Saskatchewan, Inc. (Canada)	Baa1	7.125		6/15/07	500	505,874

Consumer 0.3%

ARAMARK Services	Baa3	7.00		5/01/07	750	752,827

Electrical Utilities 3.3%

Commonwealth Edison Co.	Baa3	7.625		1/15/07	1,000	1,005,422
Dominion Resources, Inc., Senior Notes	Baa2	3.66		11/15/06	790	788,221
Duke Capital LLC, Senior Notes	Baa2	4.331		11/16/06	750	748,758
DTE Energy Co.	Baa2	5.63		8/16/07	810	810,736
FirstEnergy Corp., Notes, Ser. A	Baa3	5.50		11/15/06	949	948,819
FPL Group Capital, Inc.	A2	4.086		2/16/07	1,500	1,492,763
NiSource, Inc.	Baa3	3.628		11/01/06	900	898,580
PPL Electric Utilities Corp.	A3	5.875		8/15/07	500	501,861
Tampa Electric Co.	Baa2	5.375		8/15/07	1,100	1,099,061
TXU Corp., Notes	Ba1	4.446		11/16/06	1,000	998,188

						9,292,409

Food & Beverage 0.5%

Kraft Foods, Inc., Notes	A3	5.25	6/01/07	1,400	1,397,663

Foreign Government Bond 0.3%

Pemex Project Funding Master Trust	Baa1	8.85	9/15/07	950	978,500

Gaming 0.7%

Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	7.125	6/01/07	1,920	1,934,145

Health Care & Pharmaceutical 0.2%

Anthem, Inc.	Baa1	3.50	9/01/07	510	500,611

Insurance 0.3%

Unitrin Inc.	Baa1	5.75	7/01/07	910	909,905

Lodging 0.2%

P & O Princess Cruises PLC	A3	7.30	6/01/07	440	444,721

Media & Entertainment 0.3%

Clear Channel Communications, Inc., Senior Notes	Baa3	6.00	11/01/06	790	790,202

Paper 0.1%

Weyerhaeuser Co.	Baa2	6.125	3/15/07	203	203,226

Pipelines & Other 0.4%

Panhandle Eastern Pipe Line Co., Senior Notes	Baa3	2.75	3/15/07	1,000	987,793
Sempra Energy, Senior Notes	Baa1	4.621	5/17/07	270	268,691

					1,256,484
Real Estate Investment Trust 0.8%

Archstone-Smith Trust	Baa1	5.00	8/15/07	875	871,442
EOP Operating LP	Baa2	6.763	6/15/07	500	504,208
Shurgard Storage Centers, Inc.	A3	7.625	4/25/07	750	753,807

					2,129,457

Retail 0.6%

Gap, Inc. (The), Notes	Baa3	6.90	9/15/07	1,725	1,742,094

Technology 0.2%

Hewlett-Packard Co.	A3	5.50	7/01/07	500	500,460

Telecommunications 2.8%

America Movil SA de CV (Mexico)(b)	A3	6.115	4/27/07	1,000	1,000,000
AT&T Wireless Services, Inc., Senior Notes	Baa1	7.50	5/01/07	400	404,648
British Telecom. PLC, Unsub. Notes (United Kingdom)	Baa1	7.00	5/23/07	950	957,762
CenturyTel Inc., Senior Notes	Baa2	4.628	5/15/07	1,000	994,937
TELUS Corp., Notes (Canada)	Baa2	7.50	6/01/07	1,488	1,507,409
Verizon Global Funding Corp.	A3	6.125	6/15/07	3,000	3,014,417

					7,879,173

Total corporate bonds					37,709,988

	Shares
MONEY MARKET MUTUAL FUND 0.3%
Affiliated Money Market Mutual Fund 0.3%

Dryden Core Investment Fund - Taxable Money Market Series (cost $812,748)(d)	812,748	812,748

Total short-term investments (cost $38,831,371)		38,542,300

Total Investments 99.2% (cost $281,272,648)(f)		278,008,845

Other assets in excess of liabilities (g) 0.8%		2,130,018

Total Net Assets 100.0%		$280,138,863

*	The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in the portfolio descriptions:

M.T.N.-Medium Term Note

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at September 30, 2006.
(c)	Standard & Poor’s rating.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Indicates a restricted security; the aggregate cost of the restricted security is $400,150. The aggregate value of $401,668 is approximately 0.1% of net assets.
(f)	The United States federal income tax basis of the Fund’s investment and the net unrealized depreciation as of September 30, 2006 were as flollows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$281,330,369	$586,505	$(3,908,029)	$(3,321,524)

(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) of financial futures and credit default swap agreements as follows:

Details of open financial futures contracts at September 30, 2006:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
80	U.S. T-Notes 5 Yr	Dec. 06	$8,441,249	$8,412,231	$29,018
	Short Positions
97	U.S. T-Notes 2 Yr	Dec. 06	19,836,500	19,841,755	(5,255)

					$23,763

Details of the credit default swap agreements outstanding as of September 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley Capital Services (1)	12/20/2009	830	0.60%	RPM International, Inc.	$(7,365)

(1)	The Fund pays the fixed rate and receives par from the counterparty in the event that the underlying bond defaults.

Notes to Schedule of Investments (unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission.

The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.